Other Assets and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets and Other Liabilities [Abstract]
Components of Other Assets/Liabilities

in € m.	Dec 31, 2025	Dec 31, 2024
Brokerage and securities related receivables
Cash/margin receivables	46,634	42,179
Receivables from prime brokerage	6	5
Pending securities transactions past settlement date	2,116	979
Receivables from unsettled regular way trades	56,668	17,527
Total brokerage and securities related receivables	105,424	60,690
Debt Securities held to collect	40,275	21,643
Accrued interest receivable	4,542	4,575
Assets held for sale	35	31
Assets related to insurance business	111	133
Other	16,772	14,106
Total other assets	167,160	101,178

in € m.	Dec 31, 2025	Dec 31, 2024
Brokerage and securities related payables
Cash/margin payables	52,369	49,133
Payables from prime brokerage	25	13
Pending securities transactions past settlement date	2,261	1,207
Payables from unsettled regular way trades	52,601	13,401
Total brokerage and securities related payables	107,256	63,755
Accrued interest payable	4,910	5,113
Liabilities held for sale	—	—
Lease liabilities	4,193	4,488
Liabilities related to insurance business	97	121
Other	21,205	22,138
Total other liabilities	137,662	95,616